UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd.,Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:4/30/12

Item 1.  Reports to Stockholders.  [Insert annual or semi-annual report.]

Annual Report

April 30, 2012

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Mutual Funds Annual Report.  The annual report is comprehensive; however I would like to offer some additional details.  Pacific Financial Mutual Funds are comprised of five mutual funds: Core Equity Fund, Explorer Fund, International Fund, Tactical Fund, and Strategic Conservative Fund.  There are two classes of shares, Institutional and Investor, for each of the funds.  At year end (April 30, 2012), a total of about $212,250,823 was under management in these funds.  Of that total, about 44.3% or $94,044,070 was invested in Investor class shares, and about 55.7% or $118,206,753 was invested in Institutional class shares (the prospectus clearly explains the differences of these two share classes).  For the sake of clarity, this commentary refers to the performance of the Institutional Class shares in the Annual Report.  The same investment methods and strategies were used in both share classes, but, because of different characteristics of the shares, there are variances in performance between the two.  Please refer to the prospectus and annual report to see the differences explained in detail.

In general, the twelve months ended April 30, 2012, were challenging for our mutual funds and global financial markets.

Core Equity Fund

The S&P 500 Price Index (the fund’s benchmark) was up 2.52%.  The Core Equity Fund finished down -5.13%.  The S&P 500 Total Return Index (dividends reinvested) rose 4.76%.  The portfolio was competitive with the benchmark throughout most of the 12 months ended 4/30/12, however greater downside was experienced during the early-August 2011 market drop.  Large capitalization positions contributed most to returns on a weighted basis, led by Large Cap Core (6.49%) and Large Cap Growth (2.96%).  Mid Caps were the largest performance detractors, primarily during the summer sell-off.  Mid Cap Core (-7.53%) and Mid Cap Growth (-4.22%) lost most, followed by Small Cap Growth (-2.34%).

Explorer Fund

Industry sector volatility remained high in equity markets.  The Explorer Fund experienced some of this volatility especially during the summer correction and was down -9.83%.  The S&P 500 Price Index (the benchmark) was up 2.52%.  The S&P 500 Total Return Index (dividends reinvested) rose 4.76%.  Fear of a global economic slow-down hurt commodities and growth style, having an adverse effect on the portfolio.  Energy was the largest detractor on a weighted basis (-4.65%), followed by Small Cap Growth (-4.36%), Real Estate (-1.77%), Mid Cap Growth (-1.43%), and Communications (-0.90%).  Positive contributions to return came from Large Cap (5.72%), Technology (2.11%), Pharmaceuticals (1.46%), Retail (1.29%), and Consumer Discretionary (0.90%).

International Fund

International markets continued to be in turmoil, beginning well before the past twelve month period.  The MSCI EAFE NR Index (the benchmark) lost -12.82%, while the International Fund lost -24.15%.  Emerging market exposure initially opened up a gap in performance versus the benchmark index in the spring of 2011.  Our forecasts for continued growth in China and the Pacific region were not shared by global markets and their concerns over a hard landing, and Pacific/Asia ex-Japan was the leading performance detractor on a weighted basis (-7.52%).  Specifically, South Korea (-3.30%), Thailand (-1.72), Indonesia (-1.61), and Malaysia (-0.89%) were the Asian exposures affecting the portfolio.  Foreign Large Growth (-6.07%), Foreign SMID Core (-2.25%), Energy (-1.62%), Foreign SMID Growth (-1.02%), and Precious Metals (-0.83%) were the next highest drags on performance.  Largest positive return contributors were Global Growth (3.00%), Foreign Value (1.06%), Latin America (0.62%), and China (0.55%).

Tactical Fund

The Tactical Fund was managed very conservatively during the past twelve months and was able to maintain a very low standard deviation despite the prevailing market volatility.  The Tactical Fund strives to not lose any money over a rolling 12-month rolling period, however the fund finished modestly lower, -1.76%.  Cash balances were allowed to increase to defend against market downside during parts of 3Q11 and 4Q11 due to extreme market uncertainty, but were largely redeployed by mid-November.  Intermediate and short term domestic bonds provided positive returns to the portfolio on a weighted basis.  Floating rate bank loans (-0.38%), Currency (-0.33%), Conservative/Market Neutral funds (-0.28), and inverse debt positions (-0.09%) were the leading detractors.

Strategic Conservative

The Strategic Conservative Fund began slowly in the early part of the 12-month reporting period but improved significantly the last 6 months.  The Barclays Capital Intermediate Government/Credit Total Return Bond Index (the benchmark) was up 5.57% while the Strategic Conservative Fund gained 3.81%.  A conscious underweighting of U.S. Treasuries leading up to the debt-ceiling debate and subsequent bond rating downgrade negatively affected relative returns in the portfolio.   The effect was further exacerbated by the global flight to quality stemming from the European sovereign debt crisis.  The highest contributor to performance on a weighted basis was Intermediate Government and Corporate bonds (5.40%).  Multi-sector bonds (0.32%), inflation protected bonds (0.28%), and high yield municipal bonds (0.23) also made positive contributions.  The largest net performance detractors were Long Term Bonds (-0.25%), High Yield Bonds (-0.17%), and Floating Rate Bank Loans (-0.05%).

We have endeavored to learn from experience of the past 12-months, examining expected holding periods, trading frequency, and our sell discipline in order to improve performance.  The efforts are encouraging and were already yielding positive results in the portfolios in the latter part of the reporting period.

Thank you for your confidence in The Pacific Financial Mutual Funds.

Very truly yours,

James C. McClendon, C.E.O. and Senior Managing Director

The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal.  Past performance is no guarantee of future results.  Investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost.  Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The Pacific Financial Funds made no distributions during the period under review.  The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.  Before investing you should carefully consider the investment objectives, risks, shares and expenses of the Pacific Financial family of Funds.  This and other important information about the Fund is contained in the prospectus, to obtain an additional prospectus please call 1-800-451-TPFG.  The prospectus should be read carefully before investing.  The Pacific Financial family of funds is distributed by Northern Lights Distributors, LLC member FINRA.

The S&P 500 Price Index is an unmanaged broad measure of the U.S. stock market.  Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.  The S&P 500 Total Return Index returns assume reinvestment of dividends.  The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.  The Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.  A measure of the extent to which numbers are spread around their average.  The greater the standard deviation, the greater the fund’s volatility. The Barclays Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.  Index returns assume reinvestment of dividends, Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect and fees or expenses.  The 90 Day Treasury Bill Index in as unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest maturity.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

0829-NLD-6/4/2012

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2012

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	(5.13)%	14.73%	(3.30)%
Pacific Financial Core Equity Fund - Investor Class	(5.78)%	13.98%	10.29% **
S&P 500 Total Return Index	4.76%	19.46%	0.45%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class	% of Net Assets
Equity Exchange Traded Funds	100.02%
Liabilities In Excess of Cash, Cash Equivalents and Other Assets	-0.02%
100.00%

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2012

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	(9.83)%	10.23%	(4.10)%
Pacific Financial Explorer Fund - Investor Class	(10.37)%	9.65%	7.01%
S&P 500 Total Return Index	4.76%	19.46%	0.45%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Sector	% of Net Assets
Growth & Income	39.97%
Retail	20.15%
Leisure Industry	15.23%
Utilities	10.00%
Consumer Goods/Staples	9.94%
Health & Biotechnology	4.97%
Liabilities In Excess of Cash, Cash Equivalents and Other Assets	-0.26%
100.00%

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2012

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	(24.15)%	4.45%	(12.70)%
Pacific Financial International Fund - Investor Class	(24.72)%	3.74%	(3.34)% **
MSCI EAFE Net Total Return Index ("EAFE Net")	(12.82)%	11.78%	(5.39)%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 22 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class	% of Net Assets
Exchange Traded Funds	57.49%
Mutual Funds	42.53%
Liabilities In Excess of Cash, Cash Equivalents and Other Assets	-0.02%
100.00%

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2012

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	3.81%	5.15%	2.60%
Pacific Financial Strategic Conservative Fund - Investor Class	3.01%	4.39%	3.38% **
Barclays Intermediate Government/Credit Index	5.57%	4.00%	5.83%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class	% of Net Assets
Mutual Funds	93.90%
Exchange Traded Funds	4.95%
Other, Cash & Cash Equivalents Less Liabilities	1.15%
100.00%

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2012

The Fund's performance figures* for the period ending April 30, 2012, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	(1.76)%	2.03%	0.16%
Pacific Financial Tactical Fund - Investor Class	(2.49)%	1.33%	1.13% **
B of A Merrill Lynch 3 Month Treasury Bill Index	0.05%	0.13%	1.01%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does no reflect any fees and expenses.

Top Holdings By Asset Class	% of Net Assets
Mutual Funds	97.23%
Other, Cash & Cash Equivalents Less Liabilities	2.77%
100.00%

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS		April 30, 2012

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 100.02%
	EQUITY FUNDS - 100.02%
160,578	iShares Morningstar Large Growth Index Fund	$ 12,372,213
43,071	iShares Morningstar Mid Core Index Fund	4,143,861
188,203	iShares S&P 500 Index Fund	26,401,117
54,994	iShares S&P SmallCap 600 Index Fund	4,139,398
441,497	PowerShares Dynamic Large Cap Growth Portfolio	8,269,239
61,780	Powershares QQQ Trust Series 1	4,124,433
106,192	SPDR S&P 500 ETF Trust	14,842,456
116,720	Vanguard Growth ETF	8,259,107

	TOTAL EXCHANGE TRADED FUNDS (Cost - $79,023,867)	82,551,824

	SHORT-TERM INVESTMENTS - 0.26%
	MONEY MARKET FUND - 0.26%
213,117	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $213,117)	213,117

	TOTAL INVESTMENTS - 100.28% (Cost - $79,236,984) (a)	$ 82,764,941
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.28%)	(230,704)
	TOTAL NET ASSETS - 100.00%	$ 82,534,237

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,238,105 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 3,526,836
	Unrealized depreciation	-
	Net unrealized appreciation	$ 3,526,836

** Money market fund; interest rate reflects seven day effective yield on April 30, 2012.

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS		April 30, 2012

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 100.26%
	CONSUMER GOODS/STAPLES - 9.94%
85,210	Consumer Staples Select Sector SPDR Fund	$ 2,911,626

	GROWTH & INCOME - 39.97%
16,799	iShares S&P 500 Index Fund/US	2,356,564
35,548	SPDR S&P 500 ETF Trust	4,968,544
68,518	Vanguard Large-Cap ETF	4,387,892
		11,713,000
	HEALTH & BIOTECHNOLOGY - 4.97%
19,715	iShares Dow Jones US Consumer Goods Sector Index Fund	1,458,121

	LEISURE INDUSTRY - 15.23%
97,852	Consumer Discretionary Select Sector SPDR Fund	4,463,030

	RETAIL - 20.15%
113,580	PowerShares Dynamic Retail Portfolio	2,948,537
47,861	SPDR S&P Retail ETF	2,954,938
		5,903,475
	UTILITIES - 10.00%
82,200	Utilities Select Sector SPDR Fund	2,931,252

	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,765,715)	29,380,504

	SHORT-TERM INVESTMENTS - 0.20%
	MONEY MARKET FUND - 0.20%
57,606	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $57,606)	57,606

	TOTAL INVESTMENTS - 100.46% (Cost - $28,823,321) (a)	$ 29,438,110
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.46%)	(135,708)
	TOTAL NET ASSETS - 100.00%	$ 29,302,402

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,823,338 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 635,693
	Unrealized depreciation	(20,921)
	Net unrealized appreciation	$ 614,772
** Money market fund; interest rate reflects seven day effective yield on April 30, 2012.

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS		April 30, 2012

Shares	Description	Value
	MUTUAL FUNDS - 42.53%
	EQUITY FUNDS - 42.53%
52,154	Artisan Global Value Fund *	$ 575,778
14,405	Dreyfus Worldwide Growth Fund, Inc.	655,141
150,101	Munder International Small-Mid Cap Fund *	1,172,289
75,251	Thornburg International Growth Fund	1,152,840
59,952	Virtus Global Opportunities Fund	574,338
	TOTAL MUTUAL FUNDS (Cost - $4,052,490)	4,130,386

	EXCHANGE TRADED FUNDS - 57.49%
	EQUITY FUNDS - 57.49%
64,386	Global X FTSE Andean 40 ETF +	985,106
43,903	Global X FTSE Colombia 20 ETF	990,891
41,701	iShares MSCI ACWI Index Fund	1,945,768
19,928	iShares S&P Global Consumer Discretionary Sector Index Fund	1,169,136
7,128	iShares S&P Global Technology Sector Index Fund	492,616
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,538,421)	5,583,517

	SHORT-TERM INVESTMENTS - 0.48%
	MONEY MARKET FUND - 0.48%
46,988	Milestone Treasury Obligations Portfolio, 0.01%* (Cost - $46,988)	46,988

	TOTAL INVESTMENTS - 100.50% (Cost - $9,637,899) (a)	$ 9,760,891
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.50%)	(48,933)
	TOTAL NET ASSETS - 100.00%	$ 9,711,958

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,680,551 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 184,844
	Unrealized depreciation	(104,504)
	Net unrealized appreciation	$ 80,340

* Non-income producing.
** Money market fund; interest rate reflects seven day effective yield on April 30, 2012.
+ Affiliated compnay - The Pacific Financial International Fund holds in excess of 5% of the outstanding voting securities of this mutual fund.

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS		April 30, 2012

Shares	Description	Value
	MUTUAL FUNDS - 93.90%
	DEBT FUNDS - 93.90%
676,038	Baird Aggregate Bond Fund	$ 7,307,973
1,256,810	DoubleLine Core Fixed Income Fund	14,013,434
1,108,696	DoubleLine Total Return Bond Fund	12,417,391
250,219	Fidelity Total Bond Fund	2,769,922
930,825	Ivy Municipal High Income Fund	4,914,757
254,106	JPMorgan Core Bond Fund	3,034,024
331,558	PIMCO Income Fund	3,766,499
272,608	PIMCO Total Return Fund	3,058,664
95,998	Scout Core Plus Bond Fund	3,147,768
257,573	The Osterweis Strategic Income Fund	2,990,417
	TOTAL MUTUAL FUNDS (Cost - $56,790,857)	57,420,849

	EXCHANGE TRADED FUNDS - 4.95%
	DEBT FUNDS - 4.95%
16,024	iShares Barclays Intermediate Government/Credit Bond Fund	1,793,086
50,226	PowerShares Senior Loan Portfolio	1,235,058
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,012,704)	3,028,144

	MONEY MARKET FUND - 1.48%
905,248	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $905,248)	905,248

	TOTAL INVESTMENTS - 100.33% (Cost - $60,708,809) (a)	$ 61,354,241
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.33%)	(204,164)
	TOTAL NET ASSETS - 100.0%	$ 61,150,077

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,752,616 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 646,026
	Unrealized depreciation	(44,401)
	Net unrealized appreciation	$ 601,625

** Money market fund; interest rate reflects seven day effective yield on April 30, 2012.

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS		April 30, 2012

Shares	Description	Value
	MUTUAL FUNDS - 97.23%
	ALTERNATIVE INVESTMENT - 4.92%
109,815	The Arbitrage Fund	$ 1,441,873

	DEBT - 92.31%
486,664	DoubleLine Core Fixed Income Fund	5,426,301
118,481	Federated Adjustable Rate Securities Fund	1,168,224
164,277	FPA New Income, Inc.	1,747,909
1,260,739	Homestead Short-Term Bond Fund	6,518,022
500,802	PIMCO Income Fund	5,689,114
560,260	The Osterweis Strategic Income Fund	6,504,615
		27,054,185

	MUTUAL FUNDS (Cost - $28,359,790)	28,496,058

	SHORT-TERM INVESTMENTS - 2.78%
	MONEY MARKET FUND - 2.78%
815,772	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $815,772)	815,772

	TOTAL INVESTMENTS - 100.01% (Cost - $29,175,562) (a)	$ 29,311,830
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)	(4,468)
	TOTAL NET ASSETS - 100.0%	$ 29,307,362

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,177,510 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 162,870
	Unrealized depreciation	(28,550)
	Net unrealized appreciation	$ 134,320

* Non-income producing.
** Money market fund; interest rate reflects seven day effective yield on April 30, 2012.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2012

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in unaffiliated securities, at cost	$ 79,236,984	$ 28,823,321	$ 8,682,219	$ 60,708,809	$ 29,175,562
Investments in affiliated securities, at cost	-	-	955,680	-	-
Total Securities, at cost	$ 79,236,984	$ 28,823,321	$ 9,637,899	$ 60,708,809	$ 29,175,562

Investments in unaffiliated securities, at value	$ 82,764,941	$ 29,438,110	$ 8,775,785	$ 61,354,241	$ 29,311,830
Investments in affiliated securities, at value	-	-	985,106	-	-
Total securities, at value	$ 82,764,941	$ 29,438,110	$ 9,760,891	$ 61,354,241	$ 29,311,830
Receivable for securities sold	-	2,907,947	483,642	-	-
Interest and dividends receivable	13	-	1	144,654	43,562
Prepaid expenses and other assets	25,894	26,640	26,694	29,102	29,035
Total Assets	82,790,848	32,372,697	10,271,228	61,527,997	29,384,427

Liabilities:
Payable for securities purchased	-	2,936,916	487,677	253,630	-
Payable for fund shares redeemed	104,828	67,369	48,813	4,915	18,832
Investment advisory fees payable	65,929	29,667	8,161	50,432	24,912
Distribution (12b-1) fees payable	37,470	17,103	5,035	29,713	14,190
Fees payable to other affiliates	19,923	6,646	784	16,652	6,046
Accrued expenses and other liabilities	28,461	12,594	8,800	22,578	13,085
Total Liabilities	256,611	3,070,295	559,270	377,920	77,065

Net Assets	$ 82,534,237	$ 29,302,402	$ 9,711,958	$ 61,150,077	$ 29,307,362

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	$ 79,000,565	$ 29,466,129	$ 16,015,784	$ 61,029,428	$ 30,223,178
Undistributed net investment income/(loss)	(50,955)	(122,153)	(55,696)	133,222	26,139
Accumulated net realized gain/(loss) on investments	56,670	(656,363)	(6,371,122)	(658,005)	(1,078,223)
Net unrealized appreciation/(depreciation) on investments	3,527,957	614,789	122,992	645,432	136,268

Net Assets	$ 82,534,237	$ 29,302,402	$ 9,711,958	$ 61,150,077	$ 29,307,362

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 47,280,398	$ 16,752,184	$ 4,841,816	$ 32,425,843	$ 16,751,688
Shares of Beneficial Interest Outstanding	5,561,730	2,121,916	1,000,289	3,380,696	1,755,489
Net asset value, offering and redemption
price per share (a)	$ 8.50	$ 7.89	$ 4.84	$ 9.59	$ 9.54

Investor Class Shares
Net assets	$ 35,253,839	$ 12,550,218	$ 4,870,142	$ 28,724,234	$ 12,555,674
Shares of Beneficial Interest Outstanding	4,236,273	1,613,600	1,026,998	3,000,929	1,338,408
Net asset value, offering and redemption
price per share (a)	$ 8.32	$ 7.78	$ 4.74	$ 9.57	$ 9.38

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2012

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 808,511	$ 465,458	$ 214,145	$ 2,517,130	$ 796,783
Interest	49	27	14	76	215
Total Investment Income	808,560	465,485	214,159	2,517,206	796,998

Expenses:
Investment advisory fees	681,884	316,040	117,171	530,953	279,573
Administration service fees	154,205	71,029	27,796	119,627	62,999
Distribution (12b-1) fees - Institutional Class	110,185	50,362	17,110	83,898	45,722
Distribution (12b-1) fees - Investor Class	241,142	113,712	48,477	195,362	96,685
Registration fees	26,088	24,093	23,096	25,090	23,095
Professional fees	27,316	14,087	6,973	21,419	12,673
Custodian fees	25,286	12,264	8,366	22,212	9,707
Compliance officer fees	12,975	5,997	2,231	10,100	5,319
Trustees' fees and expenses	6,020	6,019	6,020	6,020	6,020
Printing and postage expense	7,074	3,511	1,547	4,962	2,946
Insurance expense	1,423	711	311	998	596
Non 12b-1 Shareholder Services Fees	2,731	2,171	597	2,064	908
Miscellaneous expenses	6,001	3,714	1,507	4,503	3,003
Total Expenses	1,302,330	623,710	261,202	1,027,208	549,246
Plus: Expense reimbursement recapture
(Institutional Class)	-	-	5,414	-	-
Net Expenses	1,302,330	623,710	266,616	1,027,208	549,246

Net Investment Income (Loss)	(493,770)	(158,225)	(52,457)	1,489,998	247,752

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain/loss from investments	3,865,091	(657,128)	(3,772,220)	(632,294)	(824,689)
Distributions received from underlying
investment companies	-	425	42,309	111,055	48,532
Total realized gain/loss	3,865,091	(656,703)	(3,729,911)	(521,239)	(776,157)
Net change in unrealized appreciation /
(depreciation) on investments
Unaffiliated investments	(5,999,002)	(1,934,261)	(232,512)	844,677	10,386
Affiliated investments	-	-	29,426	-	-
Total unrealized appreciation/(depreciation)	(5,999,002)	(1,934,261)	(203,086)	844,677	10,386
Net Realized and Unrealized Gain/Loss	(2,133,911)	(2,590,964)	(3,932,997)	323,438	(765,771)

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ (2,627,681)	$ (2,749,189)	$ (3,985,454)	$ 1,813,436	$ (518,019)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011
Operations:
Net investment income (loss)	$ (493,770)	$ (325,475)	$ (158,225)	$ (183,972)	$ (52,457)	$ 21,833
Distributions received from underlying
investment companies	-	-	425	-	42,309	12,219
Net realized gain (loss) from investments	3,865,091	99,295	(657,128)	151,239	(3,772,220)	1,481,242
Net change in unrealized appreciation /
(depreciation) on investments	(5,999,002)	9,243,671	(1,934,261)	2,681,195	(203,086)	106,849
Net Increase (Decrease) in Net Assets
Resulting From Operations	(2,627,681)	9,017,491	(2,749,189)	2,648,462	(3,985,454)	1,622,143

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	-	-	-	-	(6,737)	(3,838)
Investor Class	-	-	-	-	(15,107)	(74)
Net Realized Gains:
Institutional Class	-	-	-	(546,924)	-	-
Investor Class	-	-	-	(84,293)	-	-
Total Distributions to Shareholders	-	-	-	(631,217)	(21,844)	(3,912)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	22,122,565	38,116,344	14,183,788	39,390,301	1,756,282	22,433,346
Investor Class	30,340,076	16,685,239	17,252,179	9,057,414	5,479,451	7,414,075
Reinvestment of dividends and distributions
Institutional Class	-	-	-	48,616	362	291
Investor Class	-	-	-	84,293	14,805	75
Cost of shares redeemed
Institutional Class	(23,830,674)	(41,808,109)	(19,438,193)	(22,201,139)	(4,953,276)	(33,341,520)
Investor Class	(12,704,038)	(3,257,964)	(12,328,918)	(1,886,189)	(4,158,288)	(3,358,933)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	15,927,929	9,735,510	(331,144)	24,493,296	(1,860,664)	(6,852,666)

Total Increase (Decrease) in Net Assets	13,300,248	18,753,001	(3,080,333)	26,510,541	(5,867,962)	(5,234,435)

Net Assets:
Beginning of Period	69,233,989	50,480,988	32,382,735	5,872,194	15,579,920	20,814,355
End of Period **	$ 82,534,237	$ 69,233,989	$ 29,302,402	$ 32,382,735	$ 9,711,958	$ 15,579,920
** Includes undistributed net investment
income (loss) at end of period	$ (50,955)	$ -	$ (122,153)	$ -	$ (55,696)	$ 21,715

Share Activity
Institutional Class:
Shares Sold	2,808,861	5,171,693	1,930,004	5,119,493	332,742	3,620,416
Shares Reinvested	-	-	-	6,069	79	44
Shares Redeemed	(3,013,073)	(5,566,022)	(2,594,599)	(3,052,412)	(982,050)	(5,624,238)
Net increase / (decrease) in shares of
beneficial interest outstanding	(204,212)	(394,329)	(664,595)	2,073,150	(649,229)	(2,003,778)

Investor Class:
Shares Sold	3,892,471	2,128,392	2,355,105	1,137,109	1,075,127	1,195,140
Shares Reinvested	-	-	-	10,576	3,319	11
Shares Redeemed	(1,646,416)	(429,434)	(1,664,393)	(252,879)	(849,306)	(545,784)
Net increase in shares of
beneficial interest outstanding	2,246,055	1,698,958	690,712	894,806	229,140	649,367

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011
Operations:
Net investment income	$ 1,489,998	$ 2,311,419	$ 247,752	$ 446,017
Distributions received from underlying
investment companies	111,055	339,682	48,532	107,190
Net realized gain (loss) from investments	(632,294)	1,094,025	(824,689)	112,952
Net change in unrealized appreciation /
(depreciation) on investments	844,677	(914,940)	10,386	(336,827)
Net Increase (Decrease) in Net Assets
Resulting From Operations	1,813,436	2,830,186	(518,019)	329,332

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(1,000,871)	(1,926,985)	(131,896)	(347,778)
Investor Class	(499,144)	(279,692)	(34,490)	(55,676)
Total Distributions to Shareholders	(1,500,015)	(2,206,677)	(166,386)	(403,454)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	17,390,525	33,370,855	4,958,187	25,802,989
Investor Class	25,830,912	14,147,837	10,256,396	6,773,104
Reinvestment of dividends and distributions
Institutional Class	96,227	621,880	7,615	20,932
Investor Class	495,649	279,692	34,426	55,676
Cost of shares redeemed
Institutional Class	(18,408,518)	(45,391,745)	(8,698,870)	(27,243,695)
Investor Class	(9,626,282)	(4,032,508)	(3,770,678)	(1,022,046)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	15,778,513	(1,003,989)	2,787,076	4,386,960

Total Increase (Decrease) in Net Assets	16,091,934	(380,480)	2,102,671	4,312,838

Net Assets:
Beginning of Period	45,058,143	45,438,623	27,204,691	22,891,853
End of Period **	$ 61,150,077	$ 45,058,143	$ 29,307,362	$ 27,204,691
** Includes undistributed net investment
income at end of period	$ 133,222	$ 143,239	$ 26,139	$ 42,526

Share Activity
Institutional Class:
Shares Sold	1,816,311	3,477,694	517,773	2,630,208
Shares Reinvested	10,107	64,575	805	2,158
Shares Redeemed	(1,926,574)	(4,745,576)	(905,929)	(2,766,053)
Net decrease in shares of
beneficial interest outstanding	(100,156)	(1,203,307)	(387,351)	(133,687)

Investor Class:
Shares Sold	2,705,412	1,482,276	1,087,855	696,662
Shares Reinvested	52,106	29,815	3,694	5,806
Shares Redeemed	(1,009,614)	(425,508)	(401,095)	(105,387)
Net increase in shares of
beneficial interest outstanding	1,747,904	1,086,583	690,454	597,081

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
		April 30,	April 30,	April 30,		April 30,	April 30,
		2012	2011	2010		2009	2008 *

Net asset value, beginning of period		$ 8.96	$ 7.83	$ 5.63		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.04)	(0.03)	(0.03)		0.00	(0.03)
	Net realized and unrealized gain (loss)	(0.42)	1.16	2.23		(3.59)	(0.75)
	Total from investment operations	(0.46)	1.13	2.20		(3.59)	(0.78)

Less distributions from:
	Net Investment Income	-	-	0.00	(2)	-	-
Total distributions		-	-	0.00		-	-

Net asset value, end of period		$ 8.50	$ 8.96	$ 7.83		$ 5.63	$ 9.22

Total return (3,4)		-5.13%	14.43%	39.11%		-38.94%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 47,280	$ 51,652	$ 48,216		$ 27,060	$ 12,003
	Ratios of gross expenses to
	average net assets: (5)	1.64%	1.68%	1.87%		2.24%	2.10%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.64%	1.68%	1.98%	(7)	2.18%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.48%	-0.48%	-0.42%		0.05%	-0.38%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,8)	-0.48%	-0.48%	-0.31%		-0.01%	-0.48%	(6)
	Portfolio turnover rate	454%	381%	582%		197%	85%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended		Year Ended	Year Ended		Period Ended
		April 30,		April 30,	April 30,		April 30,
		2012		2011	2010		2009 *

Net asset value, beginning of period		$ 8.83		$ 7.78	$ 5.62		$ 6.01
Activity from investment operations:
	Net investment loss (1)	(0.09)		(0.10)	(0.08)		(0.04)
	Net realized and unrealized gain (loss)	(0.42)		1.15	2.24		(0.35)
	Total from investment operations	(0.51)		1.05	2.16		(0.39)

Less distributions from:
	Net Investment Income	-		-	(0.00)	(2)	-
Total distributions		-		-	(0.00)		-

Net asset value, end of period		$ 8.32		$ 8.83	$ 7.78		$ 5.62

Total return (3,4)		-5.78%		13.50%	38.47%		-6.49%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 35,254		$ 17,582	$ 2,265		$ 39
	Ratios of expenses to
	average net assets: (5)	2.40%	(6)	2.43%	2.62%		2.47%	(6)
	Ratios of net investment loss to
	average net assets: (5,7)	-1.17%	(6)	-1.31%	-1.11%		-2.04%	(6)
	Portfolio turnover rate	454%		381%	582%		197%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
		April 30,	April 30,		April 30,		April 30,	April 30,
		2012	2011		2010		2009	2008 *

Net asset value, beginning of period		$ 8.75	$ 7.92		$ 6.10		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.02)	(0.08)		(0.10)		0.02	(0.09)
	Net realized and unrealized gain (loss)	(0.84)	1.16		1.95		(3.14)	(0.69)
	Total from investment operations	(0.86)	1.08		1.85		(3.12)	(0.78)

Less distributions from:
	Net Investment Income	-	-		(0.03)		-	-
	Net Realized Gains	-	(0.25)		-		-	-
Total distributions		-	(0.25)		(0.03)		-	-

Paid in capital from redemption fees		-	-		-		-	0.00	(2)

Net asset value, end of period		$ 7.89	$ 8.75		$ 7.92		$ 6.10	$ 9.22

Total return (3,4)		-9.83%	13.99%		30.30%		-33.84%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 16,752	$ 24,371		$ 5,649		$ 8,151	$ 9,916
	Ratios of gross expenses to
	average net assets: (5)	1.71%	1.86%		1.88%		2.55%	2.20%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.71%	1.92%	(7)	2.00%	(7)	2.46%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.25%	-0.99%		-1.46%		0.21%	-1.07%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (5,8)	-0.25%	-0.93%		-1.34%		0.11%	-1.27%	(6)
	Portfolio turnover rate	790%	688%		872%		639%	555%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended	Year Ended	Year Ended	Period Ended
		April 30,	April 30,	April 30,	April 30,
		2012	2011	2010	2009 *

Net asset value, beginning of period		$ 8.68	$ 7.93	$ 6.09	$ 6.41
Activity from investment operations:
	Net investment loss (1)	(0.07)	(0.13)	(0.16)	(0.03)
	Net realized and unrealized gain (loss)	(0.83)	1.13	2.00	(0.29)
	Total from investment operations	(0.90)	1.00	1.84	(0.32)
Less distributions from:
	Net Realized Gains	-	(0.25)	-	-
Total distributions		-	(0.25)	-	-

Net asset value, end of period		$ 7.78	$ 8.68	$ 7.93	$ 6.09

Total return (2,3)		-10.37%	12.96%	30.21%	-4.99%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 12,550	$ 8,011	$ 223	$ 19
	Ratios of expenses to
	average net assets: (4)	2.46%	2.61%	2.63%	2.42%	(5)
	Ratios of net investment loss to
	average net assets: (4,6)	-0.94%	-1.57%	-2.20%	-1.73%	(5)
	Portfolio turnover rate	790%	688%	872%	639%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated
		Institutional Class
		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
		April 30,		April 30,		April 30,		April 30,	April 30,
		2012		2011		2010		2009	2008 *

Net asset value, beginning of period		$ 6.39		$ 5.48		$ 4.28		$ 9.29	$ 10.00
Activity from investment operations:
	Net investment income (1)	(0.01)		0.02		0.05		0.07	0.02
	Net realized and unrealized gain (loss)	(1.53)		0.89		1.18		(5.08)	(0.09)
	Total from investment operations	(1.54)		0.91		1.23		(5.01)	(0.07)

Less distributions from:
	Net Investment Income	(0.01)		0.00	(2)	(0.03)		-	(0.11)
	Net Realized Gains	-		-		-		-	(0.53)
Total distributions		(0.01)		-		(0.03)		-	(0.64)

Net asset value, end of period		$ 4.84		$ 6.39		$ 5.48		$ 4.28	$ 9.29

Total return (3,4)		-24.15%		16.63%		28.80%		-53.93%	-1.17%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 4,842		$ 10,541		$ 20,006		$ 3,735	$ 13,964
	Ratios of gross expenses to
	average net assets: (5)	1.91%		1.92%		1.98%		2.45%	2.27%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.99%	(7)	2.00%	(7)	2.00%	(7)	2.35%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.22%		0.28%		0.94%		0.94%	0.27%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,8)	-0.14%		0.35%		0.95%		0.84%	0.00%	(6)
	Portfolio turnover rate	570%		584%		474%		653%	360%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended	Year Ended		Year Ended	Period Ended
		April 30,	April 30,		April 30,	April 30,
		2012	2011		2010	2009 *

Net asset value, beginning of period		$ 6.32	$ 5.44		$ 4.28	$ 5.35
Activity from investment operations:
	Net investment income (loss) (1)	(0.04)	(0.05)		0.02	0.01
	Net realized and unrealized gain (loss)	(1.52)	0.93		1.16	(1.08)
	Total from investment operations	(1.56)	0.88		1.18	(1.07)

Less distributions from:
	Net Investment Income	(0.02)	0.00	(2)	(0.02)	-
Total distributions		(0.02)	-		(0.02)	-

Net asset value, end of period		$ 4.74	$ 6.32		$ 5.44	$ 4.28

Total return (3,4)		-24.72%	16.18%		27.66%	-20.00%
Ratios/Supplemental Data:
	Net assets, end of period	$ 4,870	$ 5,039		$ 808	$ 8
	Ratios of expenses to
	average net assets: (5)	2.69%	2.67%		2.73%	2.35%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	-0.78%	-0.80%		0.34%	0.94%	(6)
	Portfolio turnover rate	570%	584%		474%	653%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
		April 30,	April 30,	April 30,		April 30,	April 30,
		2012	2011	2010		2009	2008 *

Net asset value, beginning of period		$ 9.52	$ 9.37	$ 9.10		$ 10.00	$ 10.00
Activity from investment operations:
	Net investment income (1)	0.29	0.45	0.26		0.22	0.24
	Net realized and unrealized gain (loss)	0.07	0.14	0.21		(0.64)	(0.07)
	Total from investment operations	0.36	0.59	0.47		(0.42)	0.17

Less distributions from:
	Net Investment Income	(0.29)	(0.44)	(0.20)		(0.48)	(0.16)
	Net Realized Gains	-	-	-		-	(0.01)
Total distributions		(0.29)	(0.44)	(0.20)		(0.48)	(0.17)

Net asset value, end of period		$ 9.59	$ 9.52	$ 9.37		$ 9.10	$ 10.00

Total return (2,3)		3.81%	6.41%	5.24%		-4.27%	1.72%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 32,426	$ 33,153	$ 43,886		$ 18,209	$ 25,257
	Ratios of gross expenses to
	average net assets: (4)	1.65%	1.71%	1.81%		2.23%	2.19%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.65%	1.71%	1.91%	(6)	2.20%	2.00%	(5)
	Ratios of net investment income to
	average net assets: (4,7)	3.04%	4.72%	2.78%		2.34%	2.84%	(5)
	Ratios of net investment income to
	average net assets - pre waiver/recapture (4,7)	3.04%	4.72%	2.88%		2.31%	2.65%	(5)
	Portfolio turnover rate	218%	162%	247%		536%	228%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended	Year Ended	Year Ended	Period Ended
		April 30,	April 30,	April 30,	April 30,
		2012	2011	2010	2009 *

Net asset value, beginning of period		$ 9.50	$ 9.33	$ 9.09	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.23	0.47	0.26	(0.09)
	Net realized and unrealized gain (loss)	0.05	0.05	0.15	(0.08)
	Total from investment operations	0.28	0.52	0.41	(0.17)

Less distributions from:
	Net Investment Income	(0.21)	(0.35)	(0.17)	-
Total distributions		(0.21)	(0.35)	(0.17)	-

Net asset value, end of period		$ 9.57	$ 9.50	$ 9.33	$ 9.09

Total return (2,3)		3.01%	5.61%	4.58%	-1.84%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 28,724	$ 11,906	$ 1,552	$ 54
	Ratios of expenses to
	average net assets: (4)	2.41%	2.46%	2.56%	2.41%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	2.40%	4.91%	2.76%	-3.12%	(5)
	Portfolio turnover rate	218%	162%	247%	536%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated
		Institutional Class
		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
		April 30,	April 30,	April 30,		April 30,	April 30,
		2012	2011	2010		2009	2008 *

Net asset value, beginning of period		$ 9.78	$ 9.84	$ 9.25		$ 9.68	$ 10.00
Activity from investment operations:
	Net investment income (1)	0.11	0.21	0.16		0.10	0.17
	Net realized and unrealized gain (loss)	(0.28)	(0.06)	0.44		(0.39)	(0.39)
	Total from investment operations	(0.17)	0.15	0.60		(0.29)	(0.22)

Less distributions from:
	Net Investment Income	(0.07)	(0.21)	(0.01)		(0.14)	(0.10)
Total distributions		(0.07)	(0.21)	(0.01)		(0.14)	(0.10)

Net asset value, end of period		$ 9.54	$ 9.78	$ 9.84		$ 9.25	$ 9.68

Total return (2,3)		-1.76%	1.53%	6.48%		-3.03%	-2.16%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 16,752	$ 20,953	$ 22,394		$ 21,259	$ 14,805
	Ratios of gross expenses to
	average net assets: (4)	1.70%	1.80%	1.88%		2.22%	2.25%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.70%	1.80%	2.00%	(6)	2.21%	2.00%	(5)
	Ratios of net investment income to
	average net assets: (4,7)	1.14%	2.09%	1.68%		1.06%	2.11%	(5)
	Ratios of net investment income to
	average net assets - pre waiver/recapture: (4,7)	1.14%	2.09%	1.80%		1.05%	1.86%	(5)
	Portfolio turnover rate	263%	324%	240%		394%	337%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended	Year Ended	Year Ended	Period Ended
		April 30,	April 30,	April 30,	April 30,
		2012	2011	2010	2009 *

Net asset value, beginning of period		$ 9.65	$ 9.78	$ 9.24	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.04	0.14	0.12	(0.05)
	Net realized and unrealized gain (loss)	(0.28)	(0.06)	0.42	0.03
	Total from investment operations	(0.24)	0.08	0.54	(0.02)
Less distributions from:
	Net Investment Income	(0.03)	(0.21)	-	-
Total distributions		(0.03)	(0.21)	-	-

Net asset value, end of period		$ 9.38	$ 9.65	$ 9.78	$ 9.24

Total return (2,3)		-2.49%	0.80%	5.84%	-0.22%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 12,556	$ 6,251	$ 498	$ 20
	Ratios of expenses to
	average net assets: (4)	2.46%	2.55%	2.63%	2.28%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	0.41%	1.49%	1.20%	-1.82%	(5)
	Portfolio turnover rate	263%	324%	240%	394%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2012

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

Each Fund currently offers two classes of shares:  Institutional Shares and Investor Shares.  Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2012

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 82,551,824	$ -	$ -	$ 82,551,824
Short-Term Investments	213,117	-	-	213,117
Total	$ 82,764,941	$ -	$ -	$ 82,764,941

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 29,380,504	$ -	$ -	$ 29,380,504
Short-Term Investments	57,606	-	-	57,606
Total	$ 29,438,110	$ -	$ -	$ 29,438,110

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 4,130,386	$ -	$ -	$ 4,130,386
Exchange Traded Funds	5,583,517	-	-	5,583,517
Short-Term Investments	46,988	-	-	46,988
Total	$ 9,760,891	$ -	$ -	$ 9,760,891

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2012

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 57,420,849	$ -	$ -	$ 57,420,849
Exchange Traded Funds	3,028,144	-	-	3,028,144
Short-Term Investments	905,248	-	-	905,248
Total	$ 61,354,241	$ -	$ -	$ 61,354,241

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 28,496,058	$ -	$ -	$ 28,496,058
Short-Term Investments	815,772	-	-	815,772
Total	$ 29,311,830	$ -	$ -	$ 29,311,830

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for Industry Classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011) or expected to be taken in each Fund’s 2012 tax returns.  Each Fund identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2012

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended April 30, 2012, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

          Purchases

              Sales

Core Equity Fund

        $ 329,397,343

       $ 313,938,949

Explorer Fund

           249,517,710

          249,920,366

International Fund

             64,829,491

            66,664,021

Strategic Conservative Fund

           127,185,255

          113,917,934

Tactical Fund

                          71,156,249                                                            63,705,450

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the Net Annual Operating Expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Fund’s average daily net assets for the Institutional Class shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Fund’s Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2012

The following table shows amounts recaptured by the Advisor from the Institutional class shares as of April 30, 2012 and remaining waived expenses for which recapture expired on August 31, 2011:.

Fund	Recaptured	Expired Recapture
International Fund	$5,414	$767

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. During the year ended April 30, 2012, pursuant to the plan, the Institutional and Investor Class shares were charged as follows:

Fund	Institutional Class	Investor Class
Core Equity Fund	$ 110,185	$ 241,142
Explorer Fund	50,362	113,712
International Fund	17,110	48,477
Strategic Conservative Fund	83,898	195,362
Tactical Fund	45,722	96,685

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

5. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of the International Fund at April 30, 2012 are noted in the Fund’s Portfolio of Investments.   Transactions during the period with companies which are affiliates are as follows:

CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
37950E655	Global X FTSE Andean 40 ETF	$ -	$ 955,680	$ -	$ -	$ 985,106
	TOTAL	$ -	$ 955,680	$ -	$ -	$ 985,106

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2012

6. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the year ended April 30, 2012, the Funds assessed no redemption fees.

7.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2012 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Core Equity Fund	$ -	$ -	$ -
Explorer Fund	-	-	-
International Fund	21,844	-	21,844
Strategic Conservative Fund	1,500,015	-	1,500,015
Tactical Fund	166,386		166,386

The tax character of distributions for the period ended April 30, 2011 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Core Equity Fund	$ -	$ -	$ -
Explorer Fund	631,217	-	631,217
International Fund	3,912	-	3,912
Strategic Conservative Fund	2,206,677	-	2,206,677
Tactical Fund	403,454		403,454

As of April 30, 2012, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October & Late Year Losses	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Core Equity Fund	$ -	$ 57,791	$ (50,955)	$ -	$ 3,526,836	$ 3,533,672
Explorer Fund	-		(122,153)	(656,346)	614,772	(163,727)
International Fund	-		(321,579)	(6,062,587)	80,340	(6,303,826)
Strategic Conservative Fund	133,222		(191,310)	(422,888)	601,625	120,649
Tactical Fund	26,139		(125,408)	(950,867)	134,320	(915,816)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2012

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such capital losses as follows:

Capital Losses
International Fund	$ 265,883
Strategic Conservative Fund	191,310
Tactical Fund	125,408

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The International Fund incurred and elected to defer such late year losses:

Late Year Losses
Core Equity Fund	$ 50,955
Explorer Fund	122,153
International Fund	55,696

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund including unlimited carryover on future capital losses.  At April 30, 2012, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Non-Expiring
	2016	2017	Short-Term	Long-Term	Total
Explorer Fund	$ -	$ -	$ 656,346	$ -	$ 656,346
International Fund	1,383,595	1,258,183	3,420,809	-	6,062,587
Strategic Conservative Fund	-	83,232	-	339,656	422,888
Tactical Fund	-	266,527	684,340	-	950,867

* The capital loss carry forwards will expire on December 31, 2016 and April 30, 2017, respectively, for the International Fund.

Permanent book and tax differences are primarily attributable to net operating losses and adjustments for grantor trusts and partnerships, which resulted in reclassification for the period ended April 30, 2012 as follows:

	Paid in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Core Equity Fund	$ -	$ 442,815	$ (442,815)
Explorer Fund	(36,412)	36,072	340
International Fund	-	(3,110)	3,110
Strategic Conservative Fund	-	-	-
Tactical Fund	-	(97,753)	97,753

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2012

8. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Core Equity Fund currently invests a portion of its assets in iShares S&P 500 Index Fund, (the “iShares S&P Fund”). The iShares S&P Fund is a separate diversified series of shares of beneficial interest of iShares Trust, organized as a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. The Core Equity Fund may redeem its investment from the iShares S&P Fund at any time if the Advisor determines that it is in the best interest of the Core Equity Fund and its shareholders to do so.

The performance of the Core Equity Fund may be directly affected by the performance of the iShares S&P Fund. The financial statements of the iShares S&P Fund, including the portfolio of investments, can be found at the iShares website, www.ishares.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Core Equity Fund’s financial statements. As of April 30, 2012, the Core Equity Fund invested 31.99% of its net assets in the iShares S&P Fund.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Pacific Financial Group

Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of April 30,2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund as of April 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 29, 2012

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES (Unaudited)

April 30, 2012

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period*	Ending Account Value 4/30/12	Expenses Paid During Period*

Pacific Financial Core Equity Fund	1.66%	$ 1,000.00	$ 1,117.00	$ 8.74	$ 1,016.61	$ 8.32
Pacific Financial Explorer Fund	1.71%	$ 1,000.00	$ 1,098.90	$ 8.92	$ 1,016.36	$ 8.57
Pacific Financial International Fund	2.04%	$ 1,000.00	$ 1,007.60	$ 10.18	$ 1,014.72	$ 10.22
Pacific Financial Strategic Conservative Fund	1.67%	$ 1,000.00	$ 1,024.70	$ 8.41	$ 1,016.56	$ 8.37
Pacific Financial Tactical Fund	1.71%	$ 1,000.00	$ 1,006.10	$ 8.53	$ 1,016.36	$ 8.57

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period*	Ending Account Value 4/30/12	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.42%	$ 1,000.00	$ 1,112.30	$ 12.71	$ 1,012.83	$ 12.11
Pacific Financial Explorer Fund	2.47%	$ 1,000.00	$ 1,095.80	$ 12.87	$ 1,012.58	$ 12.36
Pacific Financial International Fund	2.81%	$ 1,000.00	$ 1,003.80	$ 14.00	$ 1,010.89	$ 14.05
Pacific Financial Strategic Conservative Fund	2.43%	$ 1,000.00	$ 1,021.50	$ 12.21	$ 1,012.78	$ 12.16
Pacific Financial Tactical Fund	2.46%	$ 1,000.00	$ 1,003.10	$ 12.25	$ 1,012.63	$ 12.31

*Expenses Paid during the Period are equal to the Classes annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366.

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION

April 30, 2012 (Unaudited)

Renewal of Advisory Agreement – The Pacific Financial Funds

In connection with a meetings held on February 22, 2012 and March 28, 2012, (the “Meetings”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between The Pacific Financial Group, Inc. (“PFG” or the “Adviser”) and the Trust, on behalf of Pacific Financial Core Equity Fund (“Pacific Financial Core”), Pacific Financial Strategic Conservative Fund (“Pacific Financial Conservative”), Pacific Financial International Fund (“Pacific Financial International”), Pacific Financial Explorer Fund (“Pacific Financial Explorer”), and Pacific Financial Tactical Fund (“Pacific Financial Tactical”) (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees paid by a peer group of comparable funds in the Morningstar Multi Alternative category and Adviser’s other accounts; (e) the Funds’ overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from the Advisers fund-related operations; (g) compliance systems; (h) whether there were any changes to policies and procedures for personal securities transactions; and (i) each of the Funds’ performance compared with its peer group and benchmark.

In its consideration of the renewal of the Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board, included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of PFG’s operations, research capabilities, the quality of the firm’s infrastructure and the experience of its fund management personnel.  The Board considered the Trust’s experience with PFG over the previous contract period, including its compliance history.  The Board then reviewed PFG’s financial information provided.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the Funds’ prior performance compared to a peer group of other mutual funds as well as each Fund’s benchmark index.  At the February Meeting, the Board determined it necessary to discuss Fund performance for PFG with the Adviser before finalizing its consideration of the advisory agreement renewal. A representative of PFG discussed the performance of the Pacific Funds, provided materials to the Board and answered questions from the Trustees.  After a lengthy discussion, the Trustees requested PFG provide the Board further information regarding performance so it could properly evaluate the renewal of PFG's advisory agreement. The additional information requested was provided at the March Board Meeting and the Board noted that they had discussed the Funds’ performance at the February Board Meeting, but had deferred approval of the advisory agreement to discuss the Funds’ performance with the Adviser. With respect to the Pacific Financial Core Equity Fund, the Board noted that the Fund had underperformed the average performance of its peer group for the 1-year, 2-year and 3-year periods ended February 15, 2012, but had outperformed one or more funds in the peer group for each if those periods.  With respect to the Pacific Financial Explorer Fund, the Board noted that the Fund had underperformed the average performance of funds in the peer group for the 1-year, 2-year and 3-year periods ended February 15, 2012, but had outperformed certain funds in the peer group for the 1-year period.  With respect to the Pacific Financial Strategic Conservative Fund, the Board noted that the Fund had underperformed the average performance of funds in the peer group for the 1-year periods ended February 15, 2012, but had outperformed the peer group average for the 2-year period.  With respect to the Pacific Financial Tactical Fund, the Board noted that the Fund had underperformed the average performance of funds in the peer group for the 1-year, 2-year and 3-year periods ended February 15, 2012, but had performed within the range of returns for the peer group for the 1-year period.  With respect to the Pacific Financial International Fund, the Board noted that the Fund had significantly underperformed relative to the funds in the peer group for the 1-year, 2-year and 3-year periods ended February 15, 2012.  The Board noted that the Adviser had analyzed the past performance of the Fund and adjusted its strategy beginning in January 2012 and that the Fund’s performance relative to its benchmark index had improved for the year-to-date period.  The Board concluded that each Fund’s performance was acceptable and that it would continue to monitor the performance of the Funds.

Fees and Expenses.  The Board noted that PFG charges a 1.00% annual advisory fee based on the average net assets of each of the Funds.  The Board also compared the advisory fees and net expense ratios of each Fund to the fees and expense charge by a peer group of funds.  The Board noted that each Fund’s management fee and expense ratio were above the average fees and expense for funds in each respective peer group, but within the range of fees and expense for each peer group. The Trustees concluded that each Fund’s advisory fee, as well as its overall expense ratio, were reasonable in light of the services the Funds receive from the Adviser, each Fund’s participation in the expense limitation agreement and the level of fees paid by a peer group of other similarly managed mutual funds.

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION (Continued)

April 30, 2012 (Unaudited)

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. It also considered the profits realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of each Fund’s expense limitation agreement and Fund asset levels, the Board was satisfied that the firm’s level of profitability from its relationship with the Funds is not excessive.

 Conclusion.  Having requested and reviewed such information from PFG as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and each Funds’ shareholders.

THE PACIFIC FINANCIAL FUNDS

TRUSTEES AND OFFICERS (Unaudited)

April 30, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	98

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since  2007); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	98	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-377-5155.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE (Continued)

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

777 108th Avenue NE, Suite 2100

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $45,000

2011 - $47,500

2012 - $51,250

(b)

Audit-Related Fees

2010 - $0

2011 - $0

2012 - $0

(c)

Tax Fees

2010 - $11,000

2011 - $12,500

2012 - $12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

2011 – None

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2011

2012

Audit-Related Fees:

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $11,000

2011 - $12,500

2012 - $12,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/9/12